Income Taxes and Tax Receivable Agreement - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 15, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Income tax provision (benefit)	$ 1,171	$ 379	$ 283
Percentage of amount payable to continuing equity owners				85.00%
State and Local Jurisdiction [Member] | Texas Margin Tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax provision (benefit)	$ 1,200	$ 400	$ 300